CASH AND CASH EQUIVALENTS (Details 1) - CLP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Highly Liquid Financial Instruments	[1]	$ 35,014	$ 381,009
Financial Investments Available-For-Sale [Member]
Disclosure of financial assets [line items]
Highly Liquid Financial Instruments		15,775	351,537
Trading securities [member]
Disclosure of financial assets [line items]
Highly Liquid Financial Instruments		$ 19,239	$ 29,472

[1]	Corresponds to those financial instruments in the trading portfolio and available-for-sale portfolio with maturities that do not exceed three months from their dates of acquisition.